Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	21. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2023	889	823	72	722	267	2,773
Additions	87	83	—	85	31	286
Reclassification (to)/from assets held for sale	8	—	—	—	—	8
Disposals	(66)	(29)	(5)	(172)	(35)	(307)
At 31 December 2023	918	877	67	635	263	2,760
Accumulated depreciation:
At 1 January 2023	270	618	72	145	155	1,260
Charge for the period	17	62	—	64	30	173
Impairment during the period	—	—	—	—	(11)	(11)
Disposals	(61)	(27)	(5)	(62)	(1)	(156)
At 31 December 2023	226	653	67	147	173	1,266
Carrying amount	692	224	—	488	90	1,494

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2022	978	1,049	434	755	254	3,470
Additions	61	86	—	185	38	370
Reclassification to assets held for sale	(98)	(13)	—	—	—	(111)
Disposals	(52)	(299)	(362)	(218)	(25)	(956)
At 31 December 2022	889	823	72	722	267	2,773
Accumulated depreciation:
At 1 January 2022	334	857	434	160	137	1,922
Charge for the year	18	68	1	73	19	179
Impairment during the year	8	2	—	—	—	10
Reclassification to assets held for sale	(49)	(13)	—	—	—	(62)
Disposals	(41)	(296)	(363)	(88)	(1)	(789)
At 31 December 2022	270	618	72	145	155	1,260
Carrying amount	619	205	—	577	112	1,513
(1)Property includes investment properties of £17m (2022: £17m ) and assets under construction of £nil (2022: £204m). In September 2023, we completed the construction of a new head office in Milton Keynes.
In 2023, right-of-use assets were impaired as a result of our multi-year transformation project. The impairment relates to leasehold properties within the scope of our branch network restructuring programme and head office sites which are either closing or consolidating.